INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments Abstract
Schedule of percentage of the company’s equity interest

	Control	2022	2021
CEMIG Geração e Transmissão	Controlled	-	-
Guanhães Energia S.A. (‘Guanhães Energia’)	Jointly controlled	183	125
Hidrelétrica Cachoeirão S.A. (‘Hidrelétrica Cachoeirão’)	Jointly controlled	47	59
Hidrelétrica Pipoca S.A. (‘Hidrelétrica Pipoca’)	Jointly controlled	47	47
Madeira Energia (‘MESA’) (2)	Affiliated	10	-
Fundo de Investimento em Participações Melbourne Multiestratégia (‘FIP Melbourne’) (2)	Affiliated	8	-
Retiro Baixo Energética S.A. (‘Retiro Baixo’)	Jointly controlled	185	201
Aliança Norte Participações S.A. (‘Aliança Norte’) (3)	Jointly controlled	576	609
Baguari Energia S.A. (‘Baguari Energia’)	Jointly controlled	160	168
Aliança Geração de Energia S.A. (‘Aliança Geração’)	Jointly controlled	1,194	1,141
Amazônia Energia Participações S.A. (‘Amazônia Energia’) (3)	Jointly controlled	886	933
Paracambi Energética S.A. (‘Paracambi’) (formely Lightger) (6)	Jointly controlled	134	124
Transmissora Aliança de Energia Elétrica S.A. (‘Taesa’)	Jointly controlled	1,549	1,580
Ativas Data Center S.A. (‘Ativas’) (8)	Affiliated	-	16
CEMIG Sim	Controlled	-	-
UFVs (1)	Jointly controlled	128	99
Axxiom Soluções Tecnológicas S.A. (‘Axxiom’) (7)	Jointly controlled	-	4
Total of investments		5,107	5,106
Usina Hidrelétrica Itaocara S.A. (‘Itaocara’) (4)	Jointly controlled	-	(21)
	Control	2022	2021
Madeira Energia S.A. (‘MESA’) (Usina de Santo Antônio) - provisions to losses (5)	Affiliated	-	(162)
Total		5,107	4,923

(1)	Set of photovoltaics bussiness, in which the investee CEMIG Sim has a interest.
(2)	Indirect interest in the Santo Antônio plant through these investees.
(3)	Indirect interest in the Belo Monte plant through these investees.
(4)	The jointly controlled entity Usina Hidrelétrica Itaocara had negative shareholders’ equity. Thus, after reducing the book value of its interest to zero, the Company recognized the loss to the extent that it assumed contractual obligations with the jointly controlled entity and the other shareholders, which on September 30, 2022 is R$14 (R$21 on December 31, 2021). In the 4th quarter of 2022, the Company made an investment in this investee in the amount of R$25, corresponding to the portion of 49% of the penalty applied by ANEEL, related to the discharge of the guarantee of faithful performance, due to the failure to implement UHE Itaocara I. With this, the provision referring to the Company's contractual obligations to the invested company and the other shareholders was reverted. Additionally, ANEEL recommended to MME the termination, upon request, of the concession of UHE Itaocara through the rescission of Concession Contract 001/2015. Given the non-recoverability of the investment, the Company recognized an impairment loss presented in the Statement of Income under Other operating expenses.
(5)	In June 2022, the provision related to the Company's contractual obligations assumed with the investee and the other shareholders was reversed. Further details are disclosed in this note.
(6)	On November 8, 2022, the investee's Extraordinary General Assembly approved the amendment of the bylaws that changed its corporate name to ‘Paracambi Energética S.A.’.
(7)	On December 22, 2022, the Company entered into a stock purchase and other agreement (‘CCVA’) for the sale of 49% of its interest in Axxiom Soluções Tecnológicas S.A. (‘Axxiom’) to Light S.A. (‘Light’), which holds 51.0% of the remaining interest. More details in Note 32.
(8)	On November 16, 2022, the Company entered into a share purchase and sale agreement and other agreements for the sale of 19.6% of its equity interest in Ativas Data Center S.A. (‘Ativas’) to Sonda Procwork Informática Ltda. On December 28, 2022, the Company concluded the sale of all its equity interest held in Ativas to Sonda. More details in Note 32.

Schedule of changes in investments in subsidiaries jointly controlled entities and affiliates

Investee	2021	Gain (loss) by equity method (Income statement)	Dividends	Additions / Acquisitions	Others	2022
Hidrelétrica Cachoeirão	59	15	(27)	-	-	47
Guanhães Energia	125	58	-	-	-	183
Hidrelétrica Pipoca	47	16	(16)	-	-	47
MESA (3)	-	10	-	-	-	10
FIP Melbourne (3) (5)	-	169	-	-	(161)	8
Paracambi (formely Lightger)	124	17	(7)	-	-	134
Baguari Energia	168	22	(30)	-	-	160
Amazônia Energia (4)	933	(47)	-	-	-	886
Aliança Norte (4)	609	(33)	-	-	-	576
Ativas	16	(1)	-	-	(15)	-
Taesa	1,580	305	(336)	-	-	1,549
Aliança Geração	1,141	104	(48)	-	(3)	1,194
Retiro Baixo	201	22	(38)	-	-	185
UFV Janaúba Geração de Energia Elétrica Distribuída S.A. (‘UFV Janaúba’)	3	1	(1)	-	-	3
UFV Corinto Geração de Energia Elétrica Distribuída S.A. (‘UFV Corinto’) (2)	9	2	(2)	-	(1)	8
UFV Manga Geração de Energia Elétrica Distribuída S.A. (‘UFV Manga’) (2)	11	3	(2)	-	(1)	11
Investee	2021	Gain (loss) by equity method (Income statement)	Dividends	Additions / Acquisitions	Others	2022
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída S.A. (‘UFV Bonfinópolis II’) (2)	6	1	(1)	-	(1)	5
UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. (‘UFV Lagoa Grande’) (2)	15	3	(2)	-	(1)	15
UFV Lontra Geração de Energia Elétrica Distribuída S.A. (‘UFV Lontra’) (2)	18	4	(3)	-	(1)	18
UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. (‘UFV Mato Verde’) (2)	6	1	(1)	-	-	6
UFV Mirabela Geração de Energia Elétrica Distribuída S.A. (‘UFV Mirabela’) (2)	4	1	(1)	-	-	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. (‘UFV Porteirinha I’) (2)	5	1	(1)	-	(1)	4
UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. (‘UFV Porteirinha II’) (2)	7	1	(1)	-	-	7
UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. (‘UFV Brasilândia’) (2)	15	3	(2)	-	(1)	15
Apolo I SPE Empreendimentos e Energia S.A. (‘UFV Apolo I’)	-	1	-	6	-	7
G2 Campo Lindo I Energia S.A. (‘UFV Campo Lindo I’)	-	1	-	7	-	8
G2 Campo Lindo II Energia S.A. (‘UFV Campo Lindo II’)	-	2	-	7	-	9
G2 Olaria I Energia S.A. (‘UFV Olaria I’)	-	1	-	7	-	8
Axxiom	4	(4)	-	-	-	-
Itaocara	-	(3)	-	10	(7)	-
Total investment	5,106	676	(519)	37	(193)	5,107
Itaocara - Overdraft liability	(21)	7	-	14	-	-
MESA (3) - Loss provisions (1)	(162)	162	-	-	-	-
Total	4,923	845	(519)	51	(193)	5,107

(1)	In June 2022, the provision related to the Company's contractual obligations assumed with the investee and the other shareholders was reversed. Further details are disclosed in this note.
(2)	On May 23, 2022, the reduction of capital stock of these UFVs was approved by means of an Extraordinary General Assembly.
(3)	Indirect participation in the Santo Antônio Plant through these investees.
(4)	Indirect participation in Belo Monte Dam through these investees.
(5)	On September 12, 2022, AGPar made the payment associated with the settlement arising from Arbitral Award CCBC-86/2016 to the Melbourne Fund. Thereafter, the Company recognized the receivable against income. Further details are provided throughout this note.

Investee	2020	Gain (loss) by equity method (Income statement)	Dividends	Additions / acquisitions	Losses on investments	Others	2021
Hidrelétrica Cachoeirão	53	14	(8)	-	-	-	59
Guanhães Energia	131	(6)	-	-	-	-	125
Hidrelétrica Pipoca	36	11	-	-	-	-	47
Madeira Energia (Santo Antônio plant)	209	(209)	-	-	-	-	-
FIP Melbourne (Santo Antônio plant)	158	(158)	-	-	-	-	-
Lightger	131	5	(12)	-	-	-	124
Baguari Energia	159	31	(22)	-	-	-	168
Amazônia Energia (Belo Monte plant)	965	(32)	-	-	-	-	933
Aliança Norte (Belo Monte plant)	631	(22)	-	-	-	-	609
Ativas Data Center	17	(1)	-	-	-	-	16
Taesa	1,467	481	(368)	-	-	-	1,580
Aliança Geração	1,167	199	(225)	-	-	-	1,141
Retiro Baixo	195	13	(7)	-	-	-	201
UFV Janaúba Geração de Energia Elétrica Distribuída	10	1	(2)	-	-	(6)	3
UFV Corinto Geração de Energia Elétrica Distribuída	10	-	(1)	-	-	-	9
Investee	2020	Gain (loss) by equity method (Income statement)	Dividends	Additions / acquisitions	Losses on investments	Others	2021
UFV Manga Geração de Energia Elétrica Distribuída	11	2	(2)	-	-	-	11
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída	6	-	-	-	-	-	6
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	15	2	(2)	-	-	-	15
UFV Lontra Geração de Energia Elétrica Distribuída	17	1	-	-	-	-	18
UFV Mato Verde Geração de Energia Elétrica Distribuída	6	1	(1)	-	-	-	6
UFV Mirabela Geração de Energia Elétrica Distribuída	4	1	(1)	-	-	-	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída	6	-	(1)	-	-	-	5
UFV Porteirinha II Geração de Energia Elétrica Distribuída	7	1	(1)	-	-	-	7
UFV Brasilândia Geração de Energia Elétrica Distribuída (1)	-	4	(1)	12	-	-	15
Axxiom Soluções Tecnológicas	4	(2)	-	2	-	-	4
Total of investments	5,415	337	(654)	14	-	(6)	5,106
Itaocara - equity déficit (2)	(30)	7	-	42	(40)	-	(21)
Madeira Energia (Santo Antônio Plant) - provisions to losses (3)	-	(162)	-	-	-	-	(162)
Total	5,385	182	(654)	56	(40)	(6)	4,923

(1)	Includes the amount of R$2 of the acquisition of the jointly controlled subsidiary UFV Brasilândia.
(2)	On December 1, 2021, CEMIG GT injected capital into UHE Itaocara S.A., in the amount of R$40. This amount is proportional to its shareholding interest in the investee and was recognized under Other expenses in the Company’s income statement. Further, R$1 was injected to cover the expenses specified in the 2021 budget of the investee.
(3)	A loss was recognized for extension of the contractual obligations which the Company had assumed to the investee and the other shareholders. On December 31, 2021 this amount was R$162.

Investee	2019	Gain (loss) by equity method (Income statement) (3)	Remeasurement of previously held equity interest in subsidiaries acquired (step-acquisition)	Dividends	Additions / acquisitions	Others	Disposals	2020
Companhia de Transmissão Centroeste de Minas	24	-	37	-	45	14	(120)	-
Hidrelétrica Cachoeirão	54	9	-	(10)	-	-	-	53
Guanhães Energia (1)	131	-	-	-	-	-	-	131
Hidrelétrica Pipoca	31	11	-	(6)	-	-	-	36
Madeira Energia (Santo Antônio plant)	167	42	-	-	-	-	-	209
FIP Melbourne (Santo Antônio plant)	385	(227)	-	-	-	-	-	158
Lightger (1)	128	10	-	(7)	-	-	-	131
Baguari Energia	157	23	-	(21)	-	-	-	159
Amazônia Energia (Belo Monte plant)	1,028	(63)	-	-	-	-	-	965
Aliança Norte (Belo Monte plant)	671	(40)	-	-	-	-	-	631
Ativas Data Center	16	1	-	-	-	-	-	17
Taesa	1,213	494	-	(240)	-	-	-	1,467
Aliança Geração	1,192	89	-	(114)	-	-	-	1,167
Retiro Baixo	180	15	-	-	-	-	-	195
UFV Janaúba Geração de Energia Elétrica Distribuída	10	1	-	(1)	-	-	-	10
UFV Corinto Geração de Energia Elétrica Distribuída	-	1	-	-	9	-	-	10
UFV Manga Geração de Energia Elétrica Distribuída	-	1	-	-	10	-	-	11
Investee	2019	Gain (loss) by equity method (Income statement) (3)	Remeasurement of previously held equity interest in subsidiaries acquired (step-acquisition)	Dividends	Additions / acquisitions	Others	Disposals	2020
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída	-	-	-	-	6	-	-	6
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	-	3	-	-	12	-	-	15
UFV Lontra Geração de Energia Elétrica Distribuída	-	3	-	-	14	-	-	17
UFV Mato Verde Geração de Energia Elétrica Distribuída	-	1	-	-	5	-	-	6
UFV Mirabela Geração de Energia Elétrica Distribuída	-	-	-	-	5	(1)	-	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída	-	-	-	-	6	-	-	6
UFV Porteirinha II Geração de Energia Elétrica Distribuída	-	1	-	-	6	-	-	7
Axxiom Soluções Tecnológicas (1)	13	(9)	-	-	-	-	-	4
Total of investments	5,400	366	37	(399)	118	13	(120)	5,415
Itaocara - equity déficit (2)	(22)	(9)	-	-	1	-	-	(30)
Total	5,378	357	37	(399)	119	13	(120)	5,385

(1)	With the cessation of control of Light, the remaining equity interest in these investees was recognized as an investment in affiliates or jointly controlled subsidiaries, and measured by the equity method, in accordance with IFRS 10. More details see Notes 1 and 32.
(2)	On December 31, 2019, the investee had negative shareholders’ equity. Thus, after reducing the accounting book value of its interest to zero, the Company recognized the provision for losses on investments, in the amount of R$22, resulting from contractual obligations assumed with the subsidiary and the other shareholders.
(3)	Includes bargain purchase related to the acquisition of the joint-controlled entities UFV Corinto, UFV Manga, UFV Lagoa Grande, UFV Lontra, UFV Mato Verde and UFV Porteirinha II, in the amount of R$7.

Schedule of dividends receivable

Balance on December 31, 2019	186
Dividends proposed by investees	399
Elimination of dividends due to business combination	(1)
Adjustment of dividends proposed by investee classified as held for sale	(1)
Withholding income tax on Interest on equity	(8)
Amounts received	(387)
Balance on December 31, 2020	188
Investees’ dividends proposed	655
Amounts received	(499)
Withholding income tax on Interest on equity	(9)
Balance on December 31, 2021	335
Investees’ dividends proposed	519
Amounts received	(708)
Balance on December 31, 2022	146

Schedule of subsidiaries and jointly controlled entities percentage by the company’s ownership interest

Investee	Numbers of shares	2022			2021			2020
		CEMIG interest (%)	Share capital	Equity	CEMIG interest (%)	Share capital	Equity	CEMIG interest (%)	Share capital	Equity
CEMIG Geração e Transmissão	2,896,785,358	100.00	5,474	8,893	100.00	4,124	7,755	100.00	4,000	5,842
MESA (3)	24,796,536,323	7.53	12,202	229	15.51	10,620	1,492	15.51	10,620	2,259
Hidrelétrica Cachoeirão	35,000,000	49.00	35	96	49.00	35	120	49.00	35	110
Guanhães Energia (2)	548,626,000	49.00	549	373	49.00	549	255	49.00	549	268
Hidrelétrica Pipoca	41,360,000	49.00	41	95	49.00	41	93	49.00	41	73
Baguari Energia (1)	26,157,300,278	69.39	187	231	69.39	187	243	69.39	187	229
Parajuru	85,834,843	100.00	86	158	100.00	86	128	100.00	71	107
Volta do Rio	274,867,441	100.00	275	248	100.00	275	207	100.00	117	171
Paracambi (formely Lightger)	79,078,937	49.00	79	123	49.00	79	98	49.00	79	106
Aliança Norte (5)	41,949,320,044	49.00	1,210	1,084	49.00	1,209	1,148	49.00	1,209	1,189
Amazônia Energia (1) (4)	1,322,897,723	74.50	1,323	1,189	74.50	1,323	1,252	74.50	1,323	1,296
Aliança Geração	1,291,582,500	45.00	1,291	2,039	45.00	1,291	1,858	45.00	1,291	1,858
Retiro Baixo	225,350,000	49.90	225	319	49.90	225	346	49.90	225	325
Itaocara	156,259,500	49.00	207	15	49.00	156	(42)	49.00	72	(60)
CEMIG Baguari	406,000	100.00	-	-	100.00	-	-	100.00	-	-
CEMIG Geração Três Marias	1,291,423,369	100.00	1,291	1,728	100.00	1,291	1,652	100.00	1,291	1,452
CEMIG Geração Salto Grande	405,267,607	100.00	405	562	100.00	405	527	100.00	405	455
CEMIG Geração Itutinga	151,309,332	100.00	151	231	100.00	151	212	100.00	151	180
CEMIG Geração Camargos	113,499,102	100.00	113	183	100.00	113	165	100.00	113	144
CEMIG Geração Sul	148,146,505	100.00	148	252	100.00	148	215	100.00	148	174
CEMIG Geração Leste	100,568,929	100.00	101	168	100.00	101	148	100.00	101	127
CEMIG Geração Oeste	60,595,484	100.00	61	126	100.00	61	106	100.00	61	84
Rosal Energia	46,944,467	100.00	47	123	100.00	47	115	100.00	47	127
Sá Carvalho	361,200,000	100.00	37	138	100.00	37	134	100.00	37	115
Horizontes Energia	39,257,563	100.00	39	61	100.00	39	60	100.00	39	55
CEMIG PCH	45,952,000	100.00	46	99	100.00	46	90	100.00	46	90
CEMIG Geração Poço Fundo	97,161,578	100.00	139	172	100.00	97	144	100.00	1	4
Empresa de Serviços de Comercialização de Energia Elétrica S.A.	486,000	100.00	-	11	100.00	-	8	100.00	-	57
CEMIG Trading	1,000,000	100.00	1	6	100.00	1	2	100.00	1	30
Centroeste	28,000,000	100.00	28	120	100.00	28	122	100.00	28	118
CEMIG Distribuição	2,359,113,452	100.00	5,372	7,105	100.00	5,372	6,943	100.00	5	6
Taesa	1,033,496,721	21.68	3,042	6,570	21.68	3,042	6,685	21.68	3	6
Gasmig	409,255,483	99.57	665	1,373	99.57	665	1,222	99.57	665	1
CEMIG Sim	112,420,992	100.00	175	199	100.00	102	111	100.00	24	94
Sete Lagoas	36,857,080	100.00	37	73	100.00	37	65	100.00	-	-
UFV Janaúba	18,509,900	49.00	7	7	49.00	7	6	49.00	19	22
UFV Corinto	18,000,000	49.00	16	17	49.00	18	19	49.00	18	20
UFV Manga	21,235,933	49.00	19	21	49.00	22	22	49.00	21	24
UFV Bonfinópolis	13,197,187	49.00	12	13	49.00	13	13	49.00	13	13
UFV Lagoa Grande	25,471,844	49.00	23	25	49.00	25	26	49.00	25	26
UFV Lontra	29,010,219	49.00	27	29	49.00	29	29	49.00	29	29
UFV Mato Verde	11,030,391	49.00	10	11	49.00	11	11	49.00	11	12
UFV Mirabela	9,320,875	49.00	9	10	49.00	9	9	49.00	9	9

Investee	Numbers of shares	2022			2021			2020
		CEMIG interest (%)	Share capital	Equity	CEMIG interest (%)	Share capital	Equity	CEMIG interest (%)	Share capital	Equity
UFV Porteirinha I	12,348,392	49.00	11	11	49.00	12	13	49.00	12	13
UFV Porteirinha II	11,702,733	49.00	11	12	49.00	12	12	49.00	12	12
UFV Brasilândia	25,629,900	49.00	24	26	49.00	26	27	-	-	-
UFV Fazenda Prudente de Moraes (‘UFV Prudente de Moraes’)	35,050,000	100.00	35	35	-	-	-	-	-	-
UFV Apolo I	8,258,980	49.00	8	9	-	-	-	-	-	-
UFV Campo Lindo I	13,323,845	49.00	13	13	-	-	-	-	-	-
UFV Campo Lindo II	13,323,845	49.00	13	14	-	-	-	-	-	-
UFV Olaria I	13,323,845	49.00	13	13	-	-	-	-	-	-

(1)	Joint venture based on shareholders’ agreement.
(2)	On June 23, 2022, Light concluded the sale of its equity interests in Guanhães Energia and Lightger to Brasal Energia S.A.. The operation consisted of the sale to Brasal Energia S.A. of the total interest held by Light representing 51% of the capital stock of Lightger and Guanhães Energia.
(3)	Indirect participation in Santo Antônio Plant through this investee.
(4)	Indirect participation in Belo Monte Plant through this investee.

Schedule of acquisition of equity interests

2022	Taesa	Paracambi (formely Lightger)	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Retiro Baixo
Assets
Current	2,261	63	15	20	63
Cash and cash equivalents	760	60	11	14	49
Non-current	13,198	109	91	98	338
Total assets	15,459	172	106	118	401

Liabilities
Current	817	11	1	8	25
Loans	1,957	9	-	7	14
Non-current	8,045	38	1	7	45
Loans	372	38	-	7	28
Equity	6,597	123	104	103	331
Total liabilities and equity	15,459	172	106	118	401

Statement of income
Net sales revenue	1,621	62	43	45	77
Cost of sales	(176)	(17)	(12)	(10)	(4)
Depreciation and amortization	(9)	(12)	(3)	-	(9)
Gross income (loss)	1,445	45	31	35	73
General and administrative expenses	(197)	(2)	-	(1)	(3)
Finance income	652	6	4	3	10
Finance expenses	(1,700)	(4)	-	(1)	(5)
Operational income (loss)	200	45	35	36	75
Share of (loss) income, net, of subsidiaries and joint ventures	925	-	-	-	-
Income tax and social contribution tax	324	(4)	(3)	(3)	(26)
Net income (loss) for the year	1,449	41	32	33	49

Comprehensive income (loss) for the year
Net income (loss) for the year	1,449	41	32	33	49
Comprehensive income (loss) for the year	1,449	41	32	33	49

2022	Aliança Norte	Guanhães Energia	Amazônia Energia	Madeira Energia	Baguari Energia
Assets
Current	-	132	-	1,819	83
Cash and cash equivalents	-	3	-	924	10
Non-current	1,092	376	1,191	20,953	205
Total assets	1,092	508	1,191	22,772	288

Liabilities
Current	-	38	2	2,571	25
Loans	-	12	-	655	-
Non-current	8	97	-	19,972	24
Loans	-	80	-	13,546	-
Equity	1,084	373	1,189	229	239
Total liabilities and equity	1,092	508	1,191	22,772	288

Statement of income
Net sales revenue	-	57	-	4,137	81
Cost of sales	-	(45)	-	(3,451)	(31)
Depreciation and amortization	-	(16)	-	-	(10)
Gross income (loss)	-	12	-	686	50
General and administrative expenses	(65)	-	-	(150)	-
Finance income	-	90	-	361	10
Finance expenses	-	(11)	-	(3,521)	-
Operational income (loss)	(65)	91	-	(2,624)	60
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	(63)	-	-
Income tax and social contribution tax	-	(32)	-	(222)	(20)
Net income (loss) for the year	(65)	59	(63)	(2,846)	40

Comprehensive income (loss) for the year
Net income (loss) for the year	(65)	59	(63)	(2,846)	40
Comprehensive income (loss) for the year	(65)	59	(63)	(2,846)	40

2022	Aliança Geração	Usina Hidrelétrica Itaocara S.A.	UFV Janaúba	UFV Corinto	UFV Manga
Assets
Current	724	4	4	2	2
Cash and cash equivalents	449	4	3	1	1
Non-current	3,468	11	17	17	20
Total assets	4,192	15	21	19	22

Liabilities
Current	383	-	2	-	-
Loans	136	-	2	-	-
Non-current	1,489	-	12	1	1
Loans	713	-	11	-	-
Equity	2,320	15	7	18	21
Total liabilities and equity	4,192	15	21	19	22

Statement of income
Net sales revenue	1,109	-	-	6	7
Cost of sales	(608)	-	5	(1)	(1)
Depreciation and amortization	(124)	-	(1)	-	-
Gross income (loss)	501	-	5	5	6
General and administrative expenses	(43)	-	-	-	-
Finance income	61	-	-	-	-
Finance expenses	(109)	(7)	(1)	-	-
Operational income (loss)	410	(7)	4	5	6
Share of (loss) income, net, of subsidiaries and joint ventures	11	-	-	-	-
Income tax and social contribution tax	(139)	-	(1)	(1)	(1)
Net income (loss) for the year	282	(7)	3	4	5

Comprehensive income (loss) for the year
Net income (loss) for the year	282	(7)	3	4	5
Comprehensive income (loss) for the year	282	(7)	3	4	5

2022	UFV Bonfinópolis II	UFV Lagoa Grande	UFV Lontra	UFV Olaria 1	UFV Mato Verde	UFV Mirabela
Assets
Current	2	3	4	1	1	1
Cash and cash equivalents	1	1	2	1	1	-
Non-current	12	23	27	13	11	9
Total assets	14	26	31	14	12	10

Liabilities
Current	-	-	1	-	-	-
Loans	-	-	-	-	-	-
Non-current	1	1	1	1	-	-
Loans	-	-	-	1	-	-
Equity	13	25	29	13	12	10
Total liabilities and equity	14	26	31	14	12	10

Statement of income
Net sales revenue	-	8	10	2	4	3
Cost of sales	(1)	(1)	(1)	(1)	(1)	(1)
Depreciation and amortization	-	-	-	(1)	-	-
Gross income (loss)	(1)	7	9	1	3	2
General and administrative expenses	-	-	-	-	-	-
Finance income	1	-	-	-	-	-
Finance expenses	-	-	-	-	-	-
Operational income (loss)	-	7	9	1	3	2
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	-	-	-	-
Income tax and social contribution tax	3	(1)	(1)	-	-	-
Net income (loss) for the year	3	6	8	1	3	2

Comprehensive income (loss) for the year
Net income (loss) for the year	3	6	8	1	3	2
Comprehensive income (loss) for the year	3	6	8	1	3	2

2022	UFV Porteirinha I	UFV Porteirinha II	UFV Brasilândia	UFV Apolo 1	UFV Campo Lindo 1	UFV Campo Lindo 2
Assets
Current	1	2	3	1	1	1
Cash and cash equivalents	-	1	2	-	-	1
Non-current	11	11	28	8	13	13
Total assets	12	13	31	9	14	14

Liabilities
Current	-	-	4	-	-	-
Loans	-	-	-	-	-	-
Non-current	1	1	1	-	1	1
Loans	1	-	3	-	1	1
Equity	11	12	26	9	13	13
Total liabilities and equity	12	13	31	9	14	14

Statement of income
Net sales revenue	4	4	8	2	3	2
Cost of sales	(1)	(1)	(2)	(1)	(1)	(1)
Depreciation and amortization	-	-	-	-	(1)	(1)
Gross income (loss)	3	3	6	1	2	1
General and administrative expenses	-	-	-	-	-	-
Finance income	-	-	1	-	-	-
Finance expenses	-	-	-	-	-	-
Operational income (loss)	3	3	7	1	2	1
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	-	-	-	-
Income tax and social contribution tax	-	-	(1)	-	-	-
Net income (loss) for the year	3	3	6	1	2	1

Comprehensive income (loss) for the year
Net income (loss) for the year	3	3	6	1	2	1
Comprehensive income (loss) for the year	3	3	6	1	2	1

The main balances for the affiliated and jointly controlled entities on December 31, 2021 is as follows:

2021	Hidrelétrica Itaocara S.A.	Ativas Data Center	Taesa	Axxiom Soluções Tecnológicas	Lightger	Hidrelétrica Cachoeirão
Assets
Current	5	42	2,135	13	35	29
Cash and cash equivalents	5	16	385	4	29	25
Non-current	11	96	13,761	19	120	93
Total assets	16	138	15,896	32	155	122

Liabilities
Current	58	39	1,417	21	11	1
Loans	-	24	16	7	9	-
Non-current	-	19	7,794	2	46	1
Loans	-	14	614	-	46	-
Equity	(42)	80	6,685	9	98	120
Total liabilities and equity	16	138	15,896	32	155	122

Statement of income
Net sales revenue	-	90	3,472	28	54	37
Cost of sales	(36)	(85)	(649)	(28)	(26)	(8)
Depreciation and amortization	-	(10)	(9)	(1)	(11)	(3)
Gross income (loss)	(36)	5	2,823	-	28	29
General and administrative expenses	-	(7)	(169)	(4)	(1)	-
Finance income	-	-	34	-	2	2
Finance expenses	(30)	(3)	(844)	(1)	(11)	-
Operational income (loss)	(66)	(5)	1,844	(5)	18	31
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	781	-	-	-
Income tax and social contribution tax	-	-	(411)	-	(3)	(2)
Net income (loss) for the year	(66)	(5)	2,214	(5)	15	29

Comprehensive income (loss) for the year
Net income (loss) for the year	(66)	(5)	(2,214)	(5)	15	29
Equity valuation adjustments	-	-	37	-	-	-
Comprehensive income (loss) for the year	(66)	(5)	2,251	(5)	15	29

2021	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte	Guanhães Energia	Amazônia Energia	Madeira Energia (1)	Baguari Energia
Assets
Current	18	111	-	15	-	928	72
Cash and cash equivalents	12	99	-	5	-	180	3
Non-current	101	322	1,150	392	1,254	23,286	218
Total assets	119	433	1,150	407	1,254	24,214	290

Liabilities
Current	10	38	-	41	2	2,309	21
Loans	7	14	-	12	-	116	-
Non-current	14	49	2	111	-	20,413	26
Loans	13	41	-	93	-	12,828	-
Equity	95	346	1,148	255	1,252	1,492	243
Total liabilities and equity	119	433	1,150	407	1,254	24,214	290

Statement of income
Net sales revenue	39	70	-	52	-	3,758	77
Cost of sales	(11)	(25)	-	(55)	(2)	(2,292)	(9)
Depreciation and amortization	(3)	(9)	-	(18)	-	(870)	(11)
Gross income (loss)	28	45	-	(3)	(2)	1,466	68
General and administrative expenses	(2)	(3)	(2)	-	-	(80)	-
Finance income	-	4	-	-	-	265	4
Finance expenses	(2)	(5)	-	(8)	-	(3,476)	(4)
Operational income (loss)	24	41	(2)	(11)	(2)	(1,825)	68
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	(39)	-	(42)	-	-
Income tax and social contribution tax	(1)	(13)	-	(2)	-	1,812	(23)
Net income (loss) for the year	23	28	(41)	(13)	(44)	(13)	45

Comprehensive income (loss) for the year	23	28	(41)	(13)	(44)	(79)	45

(1)	The amount of Shareholders’ equity originally disclosed by the investee was adjusted by the Company for the purposes of posting equity income (change in the value of equity in non-consolidated investees), to take into account the modifying subsequent events resulting from the judgments given in the arbitration proceedings to which Saesa is a party. There is more information below in this Note.

2021	Aliança Geração	UFV Janaúba	UFV Corinto	UFV Manga	UFV Bonfinópolis II	UFV Lagoa Grande
Assets
Current	728	1	3	3	2	3
Cash and cash equivalents	378	1	2	2	2	3
Non-current	3,364	18	17	20	12	23
Total assets	4,092	19	20	23	14	26

Liabilities
Current	762	2	1	1	1	-
Loans	101	-	-	-	-	-
Non-current	1,472	12	-	-	-	-
Loans	700	-	-	-	-	-
Equity	1,858	5	19	22	13	26
Total liabilities and equity	4,092	19	20	23	14	26

Statement of income
Net sales revenue	1,096	5	4	6	3	6
Cost of sales	(102)	(2)	-	-	-	-
Depreciation and amortization	(157)	(2)	(1)	(1)	-	(1)
Gross income (loss)	994	3	4	6	3	6
General and administrative expenses	(44)	-	(1)	(1)	(1)	(1)
Finance income	41	-	-	-	-	-
Finance expenses	(233)	(1)	-	-	-	-
Operational income (loss)	758	2	3	5	2	5
Income tax and social contribution tax	(252)	(1)	-	(1)	(1)	(1)
Net income (loss) for the year	506	1	3	4	1	4

Comprehensive income (loss) for the year	506	1	3	4	1	4

2021	UFV Lontra	UFV Mato Verde	UFV Mirabela	UFV Porteirinha I	UFV Porteirinha II	UFV Brasilândia
Assets
Current	4	1	1	3	1	3
Cash and cash equivalents	3	1	1	2	-	2
Non-current	26	11	9	11	12	27
Total assets	30	12	10	14	13	30

Liabilities
Current	1	1	1	1	1	3
Equity	29	11	9	13	12	27
Total liabilities and equity	30	12	10	14	13	30

Statement of income
Net sales revenue	5	3	2	2	3	5
Depreciation and amortization	(1)	-	-	-	-	(1)
Gross income (loss)	5	3	2	2	3	5
General and administrative expenses	(1)	(1)	(1)	-	(1)	(1)
Operational income (loss)	4	2	1	2	2	4
Income tax and social contribution tax	(1)	-	-	-	-	(1)
Net income (loss) for the year	3	2	1	2	2	3

Comprehensive income (loss) for the year	3	2	1	2	2	3

The main balances for the affiliated and jointly controlled entities on December 31, 2020:

2020	Hidrelétrica Itaocara S.A.	Ativas Data Center	Taesa	Axxiom Soluções Tecnológicas	Lightger	Hidrelétrica Cachoeirão
Assets
Current	3	39	2,360	20	103	30
Cash and cash equivalents	2	12	896	3	80	26
Non-current	10	104	11,745	21	129	80
Total assets	13	143	14,105	41	232	110

Liabilities
Current	73	39	841	25	72	2
Loans	-	27	121	7	9	-
Non-current	-	18	7,238	7	54	-
Loans	-	16	923	1	54	-
Equity	(60)	86	6,026	9	106	108
Total liabilities and equity	13	143	14,105	41	232	110

Statement of income
Net sales revenue	-	94	3,561	41	52	34
Cost of sales	(13)	(78)	(1,048)	(38)	(9)	(15)
Depreciation and amortization	-	(15)	(7)	(2)	(11)	(3)
Gross income (loss)	(13)	16	2,513	3	43	19
General and administrative expenses	-	(8)	(153)	(5)	(1)	-
Finance income	-	-	39	-	2	1
Finance expenses	(5)	(3)	(514)	(1)	(16)	-
Operational income (loss)	(18)	5	1,885	(3)	28	20
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	834	-	-	-
Income tax and social contribution tax	-	(2)	(456)	-	(2)	(1)
Net income (loss) for the year	(18)	3	2,263	(3)	26	19

Comprehensive income (loss) for the year	(18)	3	2,263	(3)	26	19

2020	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte	Guanhães Energia	Amazônia Energia	Renova	Madeira Energia
Assets
Current	21	87	-	13	-	998	945
Cash and cash equivalents	8	74	-	6	-	29	263
Non-current	89	331	1,189	405	1,296	1,299	21,370
Total assets	110	418	1,189	418	1,296	2,297	22,315

Liabilities
Current	17	30	-	27	-	725	1,150
Loans	7	14	-	12	-	380	108
Non-current	20	63	-	123	-	2,680	18,906
Loans	20	55	-	106	-	1,083	4,902
Equity	73	325	1,189	268	1,296	(1,108)	2,259
Total liabilities and equity	110	418	1,189	418	1,296	2,297	22,315

Statement of income
Net sales revenue	33	73	-	49	-	70	3,200
Cost of sales	(6)	(29)	-	(36)	-	(46)	(2,720)
Depreciation and amortization	(3)	(11)	-	(17)	-	(7)	(869)
Gross income (loss)	27	44	-	13	-	24	480
General and administrative expenses	(1)	(4)	(1)	-	-	(122)	(82)
Finance income	-	2	-	-	-	-	258
Finance expenses	(2)	(6)	-	(10)	-	26	(2,112)
Operational income (loss)	24	36	(1)	3	-	(72)	(1,456)
Share of (loss) income, net, of subsidiaries and joint ventures	-	-	(77)	-	(84)	95	-
Income tax and social contribution tax	(2)	(3)	-	(2)	-	(1)	10
Net income (loss) for the year	22	33	(78)	1	(84)	22	(1,446)

Comprehensive income (loss) for the year	22	33	(78)	1	(84)	22	(1,446)

2020	Baguari Energia	Aliança Geração	UFV Janaúba	UFV Corinto	UFV Manga	UFV Bonfinópolis II
Assets
Current	63	805	3	2	1	-
Cash and cash equivalents	10	385	2	1	-	-
Non-current	209	2,461	19	18	23	13
Total assets	272	3,266	22	20	24	13

Liabilities
Current	22	503	-	-	-	-
Loans	-	19	-	-	-
Non-current	21	905	-	1	2	-
Loans	-	261	-	-	-	-
Equity	229	1,858	22	19	22	13
Total liabilities and equity	272	3,266	22	20	24	13

Statement of income
Net sales revenue	73	1,042	-	3	3	-
Cost of sales	(30)	(580)	3	-	-	-
Depreciation and amortization	(11)	(154)	(1)	(1)	(1)	-
Gross income (loss)	43	462	3	3	3	-
General and administrative expenses	5	(47)	-	(1)	(2)	-
Finance income	2	28	-	-	-	-
Finance expenses	(1)	(63)	-	-	-	-
Operational income (loss)	49	380	3	2	1	-
Share of (loss) profit, net, of subsidiaries and joint ventures	-	-	-	-	-	-
Income tax and social contribution tax	(17)	(126)	-	-	-	-
Net income (loss) for the year	32	254	3	2	1	-

Comprehensive income (loss) for the year	32	254	3	2	1	-

2020	UFV Lagoa Grande	UFV Lontra	UFV Mato Verde	UFV Mirabela	UFV Porteirinha I	UFV Porteirinha II
Assets
Current	2	-	1	-	1	-
Cash and cash equivalents	1	-	-	-	-	-
Non-current	24	29	11	9	12	12
Total assets	26	29	12	9	13	12

Liabilities
Current	-	1	-	-	-	-
Non-current	-	1	-	-	-	-
Equity	26	27	12	9	13	12
Total liabilities and equity	26	29	12	9	13	12

Statement of income
Net sales revenue	2	-	-	1	-	-
Cost of sales	-	(1)	-	-	-	-
Gross income (loss)	2	(1)	-	1	-	-
General and administrative expenses	(1)	(1)	-	-	-	(1)
Operational income (loss)	1	(2)	-	1	-	(1)
Income tax and social contribution tax	-	-	-	-	-	1
Net income (loss) for the year	1	(2)	-	1	-	-

Comprehensive income (loss) for the year	1	(2)	-	1	-	-

Madeira Energia S.A. (‘MESA’) and FIP Melbourne (special purpose vehicle through which CEMIG GT holds interests in ‘SAAG’)

Santo Antônio Energia S.A (‘SAESA’) is a wholy-owned subsidiary of MESA, whose objects are operation and maintenance of the Santo Antônio Hydroelectric Plant and its transmission system, for 35 years from its signature, on June 13, 2008. The Santo Antônio Hydroelectric Plant began commercial operation with its first generating unit in 2012 and reached full generation in December 2016. Between the shareholders include Furnas, Odebrecht Energia, SAAG and the Company.

On December 31, 2022, MESA continues to have negative net working capital, in the amount of R$752. It should be noted that in the second quarter of 2022 there was a cash inflow of R$1,583, as a result of the capital increase approved at the EGM held for this purpose on April 29, 2022 and paid by the other investors. This resource was used in the third quarter of 2022, almost in its entirety, to pay the settlements resulting from the conclusion of arbitration proceedings involving the construction consortium and other parties, mentioned in more detail below. As for the low short-term liquidity, it should be noted that the hydroelectric plants constituted under the Project Finance format structurally present negative net working capital in the first years of operation, since they are constituted with high financial leverage indexes. On the other hand, they count on firm energy sales contracts of long term as support and guarantee of payment of their debts.

To equalize its capital structure and liquidity situation, MESA has also been adopting actions aimed at readjusting its operating costs, protecting its exposure to hydrological risks, improving its capital structure and managing its energy operations.

Dilution of CEMIG GT’s equity interest in Mesa

On June 7, 2022, the shareholder Furnas subscribed new common shares issued by Mesa, in the amount of R$1,583, as a result of the capital increase approved by an Extraordinary General Meeting of Shareholders held on April 29, 2022, and in view of the other shareholders waiving their first refusal rights. With the paying up of the shares subscribed, the equity interest held by Furnas in Mesa increased from 43.06% to 72.36%, diluting the total equity interest held by CEMIG GT from 15.51% to 7.58%. This percentage does not take into account the result of the arbitration proceeding CAM 115/2018, described in the next item of this Note.

On July 7, 2022, a Contract to Cancel the Shareholders’ Agreement was signed at the Extraordinary General Meeting of Shareholders of Mesa, resulting in Furnas assuming shareholding control of Mesa. This EGM also decided to change the composition of the Boards of Directors of SAE and Mesa. These boards now each have 11 members, and CEMIG GT and SAAG have the right to appoint, jointly, one member (and that member’s alternate) to each board, until such time as CEMIG GT and SAAG are completely released from all and any liabilities, obligations and/or guarantees given to Mesa and/or SAE under the financing contracts and instruments, including those related to acquisition of energy. As a result, even with the cancellation of the shareholders’ agreement, the position of the Company continued to qualify as significant influence over the investee.

With the aforementioned capital increase, the invested company started to present positive shareholders' equity, and the conditions that led the Company to recognize, on December 31, 2021, the provision for the overdraft liability no longer exist. Consequently, the Company reversed this provision. More details in Note 35.

As a result of the changes in the equity stakes in MESA motivated by the aforementioned capital increase, the amendments to SAE's financing instruments were signed in November 2022, in order to equalize the guarantees given by the shareholders and their economic groups, making them proportional to the new equity stakes.

Arbitration proceeding 21,511/ASM/JPA (c. 21,673/ASM) - Santo Antônio Energia S.A.

On January 31, 2022, the arbitration decision on arbitration proceeding in CCI (International Chamber of Commerce) No. 21,511/ASM/JPA (c. 21,673/ASM) was released, which consolidated the matters between Santo Antônio Energia S.A. (SAE), Consorcio Construtor Santo Antônio (CCSA) and other parties, relating, in summary, to the following issues:

i.	CCSA will be responsible to reimburse SAE on the energy purchased considering the delay in the power plant construction.
ii.	SAE will be responsible to reimburse the CCSA on the costs increases due to, mainly, from strikes and work stoppages occurred from 2009 to 2013.

On February 7, 2022, the International Arbitration Court of CCI indicates that part of the main claims of SAE were rejected, and the main claims of CCSA were rejected, as well as some of the claims of its co-consortium members against SAE. Also, the arbitration decision initially declared as being without effect the instrument entitled ‘Terms and Conditions’, which was the basis for recognition by the Company of the ‘Reimbursable Expenditures’, as set out in a note to the financial statements of SAE.

As well as the granted CCSA claims, with which SAE disagrees, that have already been provisioned in SAE financial statements as ‘Guarantee Deposits’ (R$770) and ‘Other Provisions’ (R$492), other claims were also granted with an estimated additional value of R$226 payable.

On June 30, 2022 SAE, in a joint petition with Grupo Industrial Complexo Rio Madeira - GICOM, applied for extinction of the Action for Execution of Judgment filed by GICOM, which related to a portion of the amount defined by the Arbitration Judgment, due to an amicable agreement having been reached between the parties. This agreement terminated the action in which GICOM claimed R$645.

On August 4, 2022, a Transaction Agreement was signed between SAE and Grupo Civil, part of CCSA, comprising the companies CNO S.A., Andrade Gutierrez Engenharia S.A. and Novonor Serviços e Participações S.A. - In Judicial Recovery, for definitive termination of the Arbitration Proceeding CCI 21,511/ASM/JPA.

Concomitantly with signature of the agreement, the Parties signed and filed, on August 4, 2022, a joint petition for termination of (a) Arbitration Proceeding CCI 21,511/ASM/JPA, and (b) the Action for Execution of Judgment filed by Grupo Civil, in relation to the claimed amount of R$962, which was the remainder of the amount decided by the Arbitration Judgment. On October 3, 2022, SAE paid the final tranche, of R$ 203, under the agreement signed with the construction company Grupo Civil (‘GCIVIL’), completing closure of Arbitration Proceeding CCI 21,511/ASM/JPA, and the Action for Compliance with Judgment brought by GCIVIL.

Under the financing contracts signed with the Brazilian Development Bank (‘BNDES’) and financing contracts under on lending from the BNDES, any obligations arising for SAE under judgments in the arbitration proceedings are to be paid in accordance with the terms of the respective financing contracts.

Thus, the capital increase subscribed and paid up on June 7, 2022, as described above, in the amount of R$1,583 was allocated to pay debts arising from Arbitration Judgment CCI 21,511/ASM/JPA, being used for payment of the amounts under the agreement signed with GICOM and Grupo Civil.

The agreement between FIP Melbourne and AGPar - CCBC Arbitration Judgment 86/2016

The share purchase agreement that governed the transaction for acquisition of the shares of SAAG by the Company specifies payment of indemnity to FIP Melbourne by AGPar in the event of any excess cost in Mesa as a result of any causative factor prior to the signature of that agreement. From the conclusion of the transaction in 2014, up to the year 2016, there were expenditures, which had to be borne by FIP Melbourne, and which, in FIP Melbourne’s understanding, were within the scope of the provision of the share purchase agreement. Since agreement was not reached with AGPar on these questions, FIP Melbourne filed arbitration proceedings with the Brazil-Canada Chamber of Commerce.

The final arbitration judgment was given in January 2021, in favor of FIP Melbourne, and in August 2022 an agreement was signed between the parties to terminate litigation, establishing the updated amount of compensation at R$200, which was paid on September 12, 2022.

Considering the interest of CEMIG GT in FIP Melbourne, the Company recognized a gain of R$161, in the Statement of income for 2022. Additionally, the provision for the put option was adjusted to reflect this decision.

Amazônia Energia S.A. and Aliança Norte Energia S.A.

Amazônia Energia and Aliança Norte are shareholders of Norte Energia S.A. (‘NESA’), which holds the concession to operate the Belo Monte Hydroelectric Plant. Through the jointly controlled entities referred to above, CEMIG GT owns an indirect equity interest in NESA of 11.69%.

On December 31, 2022, NESA had negative net working capital of R$494 (R$189 on December 31, 2021). According to the estimates and projections, the situation of negative net working capital, and the future demands for investments in the hydroelectric plant, will be supported by revenues from future operations.

On September 21, 2015, NESA was awarded a preliminary injunction ordering ANEEL to abstain from applying penalties or sanctions to NESA in relation to the delay in Belo Monte Hydroelectric Plant to start operations, until the hearing of the application for an injunction made in the original case. The legal advisers of NESA have classified the probability of loss as ‘possible’ and estimated the potential loss on December 31, 2022 to R$2,972 (R$2,832 on December 31, 2021). The potential impact for the Company is limited to its investment interest in NESA.

Share purchase agreement for acquisition of SPCs owning photovoltaic plants

On April 7, 2022, CEMIG Sim signed share purchase agreements to acquire equity interests of 49% in six special-purpose companies (SPCs), held by G2 Energia e Empreendimentos Imobiliários Ltda. and by Apolo Empreendimentos e Energia Ltda.

These SPCs own six photovoltaic plants in Lavras, Minas Gerais, operating in shared mini-distributed generation, with total generation capacity of 18.5MWp (information of MW not audited). They will serve clients in the low-voltage residential, commercial and industrial markets.

On August 4, 2022, acquisition of equity interests in four of the SPCs that were the subject of these agreements was completed, upon implementation of all the required conditions for completion, as shown in this table:

	Plant	Power (MWp) (Information of MW not audited)	Shareholders’ equity on acquisition date	Adjusted acquisition price	Retention
G2 OLARIA 1 ENERGIA S.A.	Olaria 1	3.25	13	7	(1)
G2 CAMPO LINDO 1 ENERGIA S.A.	Campo Lindo 1	3.25	13	7	(1)
G2 CAMPO LINDO 2 ENERGIA S.A.	Campo Lindo 2	3.25	14	7	(1)
APOLO 1 SPE EMPREENDIMENTOS E ENERGIA S/A	Apolo 1	2.75	9	6	(1)
G2 OLARIA 2 ENERGIA S/A	Olaria 2	3.25	-	-	-
APOLO 2 SPE EMPREENDIMENTOS E ENERGIA S/A	Apolo 2	2.75	-	-	-
Total		18.5	50	27	(4)

Schedule of acquisition of equity interests

	Plant	Power (MWp) (Information of MW not audited)	Shareholders’ equity on acquisition date	Adjusted acquisition price	Retention
G2 OLARIA 1 ENERGIA S.A.	Olaria 1	3.25	13	7	(1)
G2 CAMPO LINDO 1 ENERGIA S.A.	Campo Lindo 1	3.25	13	7	(1)
G2 CAMPO LINDO 2 ENERGIA S.A.	Campo Lindo 2	3.25	14	7	(1)
APOLO 1 SPE EMPREENDIMENTOS E ENERGIA S/A	Apolo 1	2.75	9	6	(1)
G2 OLARIA 2 ENERGIA S/A	Olaria 2	3.25	-	-	-
APOLO 2 SPE EMPREENDIMENTOS E ENERGIA S/A	Apolo 2	2.75	-	-	-
Total		18.5	50	27	(4)

Schedule of estimated value of transaction

	Power (MWp) (information of MW not audited)	Consideration transferred	Operational start-up forecast
UFV Prudente de Moraes (1)	6.46	43	Jul. 2022
UFV Montes Claros	3.20	20	May. 2023
UFV Jequitibá	6.25	39	Aug. 2023
Total	16.21	102

(1)	UFV Prudente de Moraes started operating in 2022.

Schedule of measurements of fair value of assets and liabilities

Prudente de Morais solar generation plant	R$ ’000
Fair value of net assets acquired	48
Bargain purchase	5
Total value of the consideration paid for 100% of the Prudente de Moraes solar business (1)	43

(1)	The consideration paid include the fair value off the contingent consideration in the amount of R$ 2.

Schedule of fair value off the contingent consideration

Assets	Fair value on date of acquisition	Liabilities	Fair value on date of acquisition
Current	0.132	Current	0.3
Cash and cash equivalents	0.84	Other current liabilities	0.3
Other current assets	0.48
		Non-current	5
Non-current	57	Other non-current liabilities	5
Fixed assets	35
Right to use - Leasing	5
Intangible asset - Right of commercial operation	13
		Total of the net assets at fair value	48